Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)	¥ 8,089						¥ 557,221		¥ 1,311,715		¥ (39,140)		¥ 122,477		¥ 1,960,362
Balance (in Shares) | shares	1,073,891,784	1,073,891,784
Balance (in Shares) | shares
Balance at Dec. 31, 2021	¥ 8,089						557,221		1,311,715		(39,140)		122,477		1,960,362
Balance (in Shares) at Dec. 31, 2021 | shares	1,073,891,784	1,073,891,784
Balance (in Shares) at Dec. 31, 2021 | shares
Net income (loss)									100,272				(14,549)		85,723
Foreign currency translation											3,728				3,728
Exercise of share options	¥ 2														2
Exercise of share options (in Shares) | shares	400,000	400,000
Repurchase of ordinary shares from open market					¥ (10)				(3,974)						¥ (3,984)
Repurchase of ordinary shares from open market (in Shares) | shares															72,465	72,465
Repurchase of ordinary shares from open market (in Shares) | shares					1,449,300	1,449,300
Share-based compensation			461												¥ 461
Provision for statutory reserves							2,299		(2,299)
Cash dividend									(52,069)						(52,069)
Pro rata distribution of equity method investee’s shares to shareholders (Note 9)									(265,661)						(265,661)
Unrealized net loss on available-for-sale investments											(1,919)				(1,919)
Share of other comprehensive gain of affiliates											4,688				4,688
Balance at Dec. 31, 2022	¥ 8,091		461		¥ (10)		559,520		1,087,984		(32,643)		107,928		1,731,331
Balance (in Shares) at Dec. 31, 2022 | shares	1,074,291,784	1,074,291,784
Balance (in Shares) at Dec. 31, 2022 | shares					1,449,300	1,449,300
Balance (in Dollars)	¥ 8,091		461		¥ (10)		559,520		1,087,984		(32,643)		107,928		1,731,331
Balance (in Shares) | shares	1,074,291,784	1,074,291,784
Balance (in Shares) | shares					1,449,300	1,449,300
Net income (loss)									280,477				8,622		289,099
Foreign currency translation											2,249				2,249
Ordinary shares issued for business combinations (Note 3)	¥ 584		208,906										169,771		379,261
Ordinary shares issued for business combinations (Note 3) (in Shares) | shares	84,621,440	84,621,440
Repurchase of ordinary shares from open market			(28,968)		¥ (75)										¥ (29,043)
Repurchase of ordinary shares from open market (in Shares) | shares															634,946	634,946
Repurchase of ordinary shares from open market (in Shares) | shares					10,528,820	10,528,820
Repurchase of ordinary shares from certain selling shareholder (Note 17)			(8,720)		¥ (25)										¥ (8,745)
Repurchase of ordinary shares from certain selling shareholder (Note 17) (in Shares) | shares
Repurchase of ordinary shares from certain selling shareholder (Note 17) (in Shares) | shares					3,591,780	3,591,780
Ordinary shares received upon disposal of a newly acquired subsidiary (Note 3 and Note 17)			(24,452)		¥ (68)								(21,557)		(46,077)
Ordinary shares received upon disposal of a newly acquired subsidiary (Note 3 and Note 17) (in Shares) | shares
Ordinary shares received upon disposal of a newly acquired subsidiary (Note 3 and Note 17) (in Shares) | shares					9,107,140	9,107,140
Share-based compensation			17,095												17,095
Provision for statutory reserves							48,856		(48,856)
Unrealized net loss on available-for-sale investments											2,458				2,458
Acquisition of non-controlling interests of a subsidiary			(1,601)										1,491		(110)
Balance at Dec. 31, 2023	¥ 8,675		162,721		¥ (178)		608,376		1,319,605		(27,936)		266,255		2,337,518
Balance (in Shares) at Dec. 31, 2023 | shares	1,158,913,224	1,158,913,224
Balance (in Shares) at Dec. 31, 2023 | shares					24,677,040	24,677,040
Balance (in Dollars)	¥ 8,675		162,721		¥ (178)		608,376		1,319,605		(27,936)		266,255		2,337,518
Balance (in Shares) | shares	1,158,913,224	1,158,913,224
Balance (in Shares) | shares					24,677,040	24,677,040
Net income (loss)									454,960				(145,486)		309,474	$ 42,399
Foreign currency translation											1,688				1,688	$ 231
Exercise of share options	¥ 2		74												76
Exercise of share options (in Shares) | shares	210,000	210,000
Repurchase of ordinary shares from open market			(5,716)		¥ (19)										¥ (5,735)
Repurchase of ordinary shares from open market (in Shares) | shares															127,710	127,710
Repurchase of ordinary shares from open market (in Shares) | shares					2,554,200	2,554,200
Disposal of a subsidiary			(3,000)				(17,073)		17,073				(7,330)		¥ (10,330)
Fair value changes											(11,418)				(11,418)
Share-based compensation			38,589												38,589
Provision for statutory reserves							2,388		(2,388)
Distribution of dividend													(29,500)		(29,500)
Issuance of Class A ordinary shares	¥ 1		92												93
Issuance of Class A ordinary shares (in Shares) | shares	200,000	200,000
Unrealized net loss on available-for-sale investments															(11,418)	$ (1,564)
Balance at Dec. 31, 2024	¥ 8,678	$ 1,190	192,760	$ 26,408	¥ (197)	$ (27)	593,691	$ 81,335	1,789,250	$ 245,126	(37,666)	$ (5,160)	83,939	$ 11,500	2,630,455	360,372
Balance (in Shares) at Dec. 31, 2024 | shares	1,159,323,224	1,159,323,224
Balance (in Shares) at Dec. 31, 2024 | shares					27,231,240	27,231,240
Balance (in Dollars)	¥ 8,678	$ 1,190	¥ 192,760	$ 26,408	¥ (197)	$ (27)	¥ 593,691	$ 81,335	¥ 1,789,250	$ 245,126	¥ (37,666)	$ (5,160)	¥ 83,939	$ 11,500	¥ 2,630,455	$ 360,372
Balance (in Shares) | shares	1,159,323,224	1,159,323,224
Balance (in Shares) | shares					27,231,240	27,231,240